Post-Employment Benefits - Summary of Sensitivity Analysis of Group Defined Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Discount rate	0.20%	0.85%
Salary increase	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Average duration of the defined benefit obligation	20 years 2 months 12 days	18 years 10 months 24 days
Discount rate plus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	plus 50bps
Discount rate	0.70%
Salary increase	1.00%
Rate of pension increases	0.25%
Defined benefit obligation	$ (22,399)
Discount rate minus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	minus 50bps
Discount rate, adjustment	(0.30%)
Salary increase	1.00%
Rate of pension increases	0.25%
Defined benefit obligation	$ (27,416)
Salary increase plus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	plus 50bps
Discount rate	0.20%
Salary increase	1.50%
Rate of pension increases	0.25%
Defined benefit obligation	$ (24,754)
Salary increase minus 50bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	minus 50bps
Discount rate	0.20%
Salary increase	0.50%
Rate of pension increases	0.25%
Defined benefit obligation	$ (24,658)
Rate of pension increase plus 25bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	plus 25bps
Discount rate	0.20%
Salary increase	1.00%
Rate of pension increases	0.50%
Defined benefit obligation	$ (25,426)
Rate of pension increase minus 25 bps [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Sensitivity analysis	minus 25bps
Discount rate	0.20%
Salary increase	1.00%
Rate of pension increases	0.00%
Defined benefit obligation	$ (24,022)